SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                -----------------

                        DWS Emerging Markets Equity Fund

Effective December 9, 2008, the following information replaces information about the portfolio management team in the "Portfolio management" section of each fund's prospectuses:

The following people handle the day-to-day management of the fund:

  Tara Kenney                               Stephen Russell, CFA
  Managing Director of Deutsche Asset       Director of Deutsche Asset Management
  Management and Co-Portfolio Manager       and Co-Portfolio Manager of the fund
  of the fund.                                o Joined Deutsche Asset Management
    o Joined Deutsche Asset Management in       in 2001 and the fund in 2008.
      1995 and the Fund in 2008.              o Research analyst for Alpha
    o Previously served as co-manager of        Emerging Markets Equity:  New York.
      DWS Latin America Equity Fund from      o Joined Deutsche Asset Management
      1996 through 2006.                        after three years of experience as
    o Over 20 years of investment               analyst at Soros Fund Management
      industry experience.                      and Robert Fleming, Inc.
    o BA, University of Notre Dame; MBA,      o BS, Georgetown University Stern School
      of Business, New York University.

The following person serves as a consultant to the advisor:

  Thomas Gerhardt
  Managing Director of Deutsche Asset
  Management
    o Joined Deutsche Asset Management in
      1994.
    o Head of Emerging Markets Equity:
      Frankfurt.
    o Previously worked as assistant auditor at KPMG for one year prior to joining Deutsche Asset Management.
    o Master's degree in business administration ("Diplom-Kaufmann"), Johann-Wolfgang-Goethe University, Frankfurt.

               Please Retain This Supplement for Future Reference

                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group

December 9, 2008
DEMEF-3601